Organization and Business Acquisitions	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Acquisitions
1.	ORGANIZATION AND BUSINESS ACQUISITIONS

Addentax Group Corp. (“ATXG”) was incorporated in Nevada on October 28, 2014. It is engaged in the business of garments manufacturing, providing logistics services in the People’s Republic of China (“PRC” or “China”) and epidemic prevention supplies manufacturing and distribution both in China and overseas markets.

On December 28, 2016, ATXG acquired 250,000,000 shares of the issued and outstanding stock of Yingxi Industrial Chain Group Co., Ltd. (“Yingxi”). The 250,000,000 shares of Yingxi were acquired from the members of Yingxi in a share exchange transaction in return for the issuance of 500,000,000 shares of common stock of ATXG. The 250,000,000 shares of Yingxi constitute 100% of its issued and outstanding stock, and as a result of the transaction, Yingxi became a wholly-owned subsidiary of ATXG. And following the consummation of the reverse acquisition effective on September 25, 2017, and giving effect to the securities exchanged in the offering, the members of Yingxi will beneficially own approximately ninty-nine percent (99%) of the issued and outstanding common stock of ATXG. For accounting purposes, the Company was treated as an acquiree and Yingxi as an acquirer, as a result, the business and financial information contained in this report is that of the acquirer prior to the consummation date and that of the combined entity after that date.

Yingxi was incorporated in the Republic of Seychelles on August 4, 2016.

ATXG, together with Yingxi and its subsidiaries (the “Company”) is engaged in the business of garments manufacturing, providing logistic services in the People’s Republic of China (“PRC” or “China”) and epidemic prevention supplies manufacturing and distribution both in China and overseas markets.

1.	ORGANIZATION AND BUSINESS ACQUISITIONS

Addentax Group Corp. (“ATXG”) was incorporated in Nevada on October 28, 2014. It is engaged in the business of garments manufacturing, providing logistic services in the People’s Republic of China (“PRC” or “China”) and epidemic prevention supplies manufacturing and distribution both in China and overseas markets.

On December 28, 2016, ATXG acquired 250,000,000 shares of the issued and outstanding stock of Yingxi Industrial Chain Group Co., Ltd. (“Yingxi”). The 250,000,000 shares of Yingxi were acquired from the members of Yingxi in a share exchange transaction in return for the issuance of 500,000,000 shares of common stock of ATXG. The 250,000,000 shares of Yingxi constitute 100% of its issued and outstanding stock, and as a result of the transaction, Yingxi became a wholly-owned subsidiary of ATXG. And following the consummation of the reverse acquisition effective on September 25, 2017, and giving effect to the securities exchanged in the offering, the members of Yingxi will beneficially own approximately ninty-nine percent (99%) of the issued and outstanding common stock of ATXG. For accounting purposes, the Company was treated as an acquiree and Yingxi as an acquirer, as a result, the business and financial information contained in this report is that of the acquirer prior to the consummation date and that of the combined entity after that date.

Yingxi was incorporated in the Republic of Seychelles on August 4, 2016. ATXG, together with Yingxi and its subsidiaries (the “Company”) operates primarily in the People’s Republic of China (“PRC” or “China”) and is engaged in the business of garments manufacturing and providing logistic services.

On December 15, 2016, Yingxi entered into an equity transfer agreement with the shareholder of Yingxi Industrial Chain Investment Co., Ltd (“Yingxi HK”) under which Yingxi agreed to pay total consideration of RMB21,008,886 (approximately $3,048,936) in cash in exchange for a 100% ownership interest in Yingxi HK. Yingxi HK was incorporated in Hong Kong in 2016. Yingxi HK is a holding company with no assets other than a 100% equity interest of the following subsidiaries:

Qianhai Yingxi Textile & Garments Co., Ltd (“QYTG”), a wholly-owned subsidiary of Yingxi HK, was incorporated in the PRC in 2016.

Shenzhen Qianhai Yingxi Industrial Chain Services Co., Ltd (“YX”), a wholly-owned subsidiary of QYTG, was incorporated in the PRC in 2016.

Xin Kuai Jie Transport Co., Ltd (“XKJ”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2001. XKJ is engaged in the provision of logistic services.

Shenzhen Hua Peng Fa Logistics Co., Ltd (“HPF”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2006. HPF is engaged in the provision of logistic services.

Dongguan Heng Sheng Wei Garments Co., Ltd (“HSW”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2009. HSW is a garment manufacturer.

Shantou Chenghai Dai Tou Garments Co., Ltd (“DT”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2009. DT is a garment manufacturer.

Dongguan Yingxi Daying Commercial Co., Ltd (“DY”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2019. DY is a property management company for the garment manufacturing industry.

Dongguan Yushang Clothing Co., Ltd (“YS”), a wholly-owned subsidiary of YX, was incorporated in the PRC in 2019. YS is a garment manufacturer.

Shantou Yi Bai Yi Garments Co., Ltd (“YBY”), a wholly-owned subsidiary of YX, was incorporated in PRC in 2019, YBY is a garment manufacturer.